Financial Assets and Financial Liabilities - Summary of Carrying Amounts of Financial Instruments Category Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	₩ 778,851,880	₩ 738,535,502
Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	34,776,877	29,869,111
Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	89,862,530	79,450,093
Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	8,178,056	11,730,767
Loans measured at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	491,978,044	472,071,840
Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	134,986,677	131,009,464
Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	19,069,696	14,404,227
Financial instruments at fair value through other comprehensive income
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	95,307,502	90,182,623
Financial instruments at fair value through other comprehensive income | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	95,307,502	90,182,623
Financial instruments at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	97,610,901	90,404,963
Financial instruments at fair value through profit or loss | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	89,862,530	79,450,093
Financial instruments at fair value through profit or loss | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	7,748,371	10,954,870
Investments In Equity Instruments Measured At Fair Value Through Other Comprehensive Income [Member]
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	4,611,983	3,713,289
Investments In Equity Instruments Measured At Fair Value Through Other Comprehensive Income [Member] | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	4,611,983	3,713,289
Financial instruments at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	580,891,809	553,458,730
Financial instruments at amortized cost | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	34,776,877	29,869,111
Financial instruments at amortized cost | Loans measured at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	491,978,044	472,071,840
Financial instruments at amortized cost | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	35,067,192	37,113,552
Financial instruments at amortized cost | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	19,069,696	14,404,227
Derivatives held for hedging
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	429,685	775,897
Derivatives held for hedging | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	₩ 429,685	₩ 775,897